Contractual Commitments - Additional Expenditures and Expected Year of Payment (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Contractual Commitments [Line Items]
2018	$ 520,210
2019	345,977
2020	224,490
2021	89,664
2022	79,094
2023 and thereafter	362,832
Total contractual commitments	1,622,267
Sublease [Member]
Contractual Commitments [Line Items]
2018	(665)
2019	(617)
2020	(526)
2021	(312)
2022	(143)
2023 and thereafter	(161)
Total Sublease Rental Income	(2,424)
Satellite Construction and Launch Obligations [Member]
Contractual Commitments [Line Items]
2018	324,403
2019	268,098
2020	149,047
2021	18,738
2022	17,121
2023 and thereafter	51,197
Total contractual commitments	828,604
Satellite Performance Incentive Obligations [Member]
Contractual Commitments [Line Items]
2018	42,987
2019	42,244
2020	43,023
2021	42,226
2022	31,898
2023 and thereafter	158,189
Total contractual commitments	360,567
Horizons-3 Satellite LLC Contribution Obligations [Member]
Contractual Commitments [Line Items]
2018	41,500
2019	4,600
2020	11,900
2021	13,500
2022	15,900
2023 and thereafter	59,700
Total contractual commitments	147,100
Operating Leases [Member]
Contractual Commitments [Line Items]
2018	14,338
2019	13,889
2020	13,500
2021	13,376
2022	13,424
2023 and thereafter	93,501
Total contractual commitments	162,028
Customer and Vendor Contracts [Member]
Contractual Commitments [Line Items]
2018	97,647
2019	17,763
2020	7,546
2021	2,136
2022	894
2023 and thereafter	406
Total contractual commitments	$ 126,392